Condensed Financial Information of Parent Company (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Statements of Financial Condition

The condensed financial statements of Sun Bancorp, Inc. are as follows:

CONDENSED STATEMENTS OF FINANCIAL CONDITION

December 31,	2016	2015
Assets:
Cash and due from banks	$27,041	$29,222
Investments in subsidiaries:
Bank subsidiaries	379,827	315,551
Non-bank subsidiaries	2,786	2,786
Accrued interest receivable and other assets	5,304	3,683
Total assets	$414,958	$351,242
Liabilities and Shareholders’ Equity:
Liabilities
Junior subordinated debentures	$92,786	$92,786
Other liabilities	2,463	2,068
Total liabilities	95,249	94,854
Shareholders’ equity	319,709	256,388
Total liabilities and shareholders’ equity	$414,958	$351,242

Condensed Statements of Operations

CONDENSED STATEMENTS OF OPERATIONS

Years Ended December 31,	2016	2015	2014
Interest expense	$(2,574)	$(2,200)	$(2,150)
Other expenses	(4,638)	(3,791)	(4,037)
Management fee income	4,715	3,886	4,130
Loss before equity in undistributed loss of subsidiaries and income tax benefit	(2,497)	(2,105)	(2,057)
Equity in undistributed income (loss) of subsidiaries	62,911	11,639	(28,480)
Income tax benefit	1,003	686	729
Net income (loss) available to common shareholders	$61,417	$10,220	$(29,808)

Condensed Statements of Cash Flows

CONDENSED STATEMENTS OF CASH FLOWS

Years Ended December 31,	2016	2015	2014
Operating activities:
Net income (loss)	$61,417	$10,220	$(29,808)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Undistributed (income) loss of subsidiaries	(62,911)	(11,639)	28,480
Stock-based compensation	348	252	226
Change in assets and liabilities which provided (used) cash:
Accrued interest receivable and other assets	(1,646)	(28)	(730)
Accounts payable and other liabilities	242	27	(487)
Net cash used in operating activities	(2,550)	(1,168)	(2,319)
Investing activities:
Payments for investments in and advances to subsidiaries	—	—	(7,500)
Net cash used in investing activities	—	—	(7,500)
Financing activities:
Proceeds from exercise of stock options	71	15	16
Proceeds from issuance of common stock	674	600	22,141
Cash dividends paid to shareholders	(376)	—	—
Net cash provided by financing activities	369	615	22,157
Net (decrease) increase in cash	(2,181)	(553)	12,338
Cash, beginning of year	29,222	29,775	17,437
Cash, end of year	$27,041	$29,222	$29,775

Summarized Quarterly Financial Data (unaudited)

QUARTERLY DATA

Three Months Ended	December 31,	September 30,	June 30,	March 31,
2016
Interest income	$17,719	$17,459	$17,498	$16,934
Interest expense	2,885	2,747	2,626	2,448
Net interest income	14,834	14,712	14,872	14,486
Recovery of provision for loan losses	—	—	(1,682)	—
Non-interest income	3,309	3,142	3,774	3,164
Non-interest expense	15,426	15,937	17,066	16,524
Income before income taxes	2,717	1,917	3,262	1,126
Income tax (benefit) expense (1)	(53,281)	287	299	300
Net income available to common shareholders	55,998	1,630	2,963	826
Earnings per common share - basic	$2.96	$0.09	$0.16	$0.04
Earnings per common share - diluted	$2.94	$0.09	$0.16	$0.04

2015
Interest income	$17,167	$17,589	$17,793	$17,659
Interest expense	2,352	2,372	2,418	2,468
Net interest income	14,815	15,217	15,375	15,191
Recovery of provision for loan losses	(300)	(1,762)	(1,218)	—
Non-interest income	3,204	6,453	4,881	13,087
Non-interest expense	16,621	19,885	18,362	25,218
Income before income taxes	1,698	3,547	3,112	3,060
Income tax expense	246	383	284	284
Net income available to common shareholders	$1,452	3,164	2,828	2,776
Earnings per common share - basic	$0.08	$0.17	$0.15	$0.15
Earnings per common share - diluted	$0.08	$0.17	$0.15	$0.15
(1)	The December 31, 2016 quarter includes a $53.7 million tax benefit related to the reversal of a portion of the Company’s deferred tax asset valuation allowance.